Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
10. RECONCILIATION TO FORM 5500

For financial reporting purposes, the investment in the Master Trust related to fully benefit-responsive investment contracts is presented at contract value. However, this investment should be reported at fair value on the Form 5500.
The following is a reconciliation of the plan interest in the PPL Defined Contribution Master Trust per the financial statements to the Form 5500 at December 31:

	2025	2024
Plan interest in PPL Defined Contribution Master Trust per the Financial Statements	$855	$853
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(22)	(46)
Plan interest in PPL Defined Contribution Master Trust per the Form 5500	$833	$807

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 at December 31:

	2025	2024
Net assets available for benefits per the financial statements	$115,606	$114,416
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(22)	(46)
Net assets available for benefits per the Form 5500	$115,584	$114,370

The following reconciliation details the reporting differences from the Plan's financial statements to the Form 5500 for the Plan investment income from the Master Trust and the adjustment for fair value reporting of fully benefit-responsive contracts for the year ended December 31:

2025
Investment income in Master Trust per the financial statements	$24
Adjustment from contract value to fair value for fully benefit-responsive investment contracts previous year	46
Adjustment from contract value to fair value for fully benefit-responsive investment contracts current year	(22)
Investment income in Master Trust per the Form 5500	$48
The following is a reconciliation of the change in net assets per the financial statements to the Form 5500 for the year ended December 31:

2025
Increase in net assets per the financial statements	$1,190
Adjustment from contract value to fair value for fully benefit-responsive investment contracts previous year	46
Adjustment from contract value to fair value for fully benefit-responsive investment contracts current year	(22)
Increase in net assets per the Form 5500	$1,214